Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Assets:
Loans	¥ 113	¥ 124
Loans held-for-sale	60	7
Other investments	1	7
Premises and equipment-net		7
Total assets measured at fair value	174	145
Aggregate cost
Assets:
Loans	164	194
Loans held-for-sale	74	8
Other investments	3	11
Premises and equipment-net	4	11
Total assets measured at fair value	245	224
Level 1
Assets:
Other investments		6
Total assets measured at fair value		6
Level 2
Assets:
Loans held-for-sale	60	7
Premises and equipment-net		6
Total assets measured at fair value	60	13
Level 3
Assets:
Loans	113	124
Other investments	1	1
Premises and equipment-net		1
Total assets measured at fair value	¥ 114	¥ 126